Income taxes - Tax expense related to continuing operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Current	$ 4,687	$ 5,559
Deferred	(4,580)	(770)
Income tax expense	107	4,789
Canada
Income taxes
Current	860
Deferred	(4,468)	(807)
International
Income taxes
Current	3,827	5,559
Deferred	$ (112)	$ 37